Convertible Notes Payable (Details Textual) (USD $)	1 Months Ended			9 Months Ended		12 Months Ended		1 Months Ended	6 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2012	Jul. 31, 2012	Jun. 30, 2011	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2014	Jun. 30, 2013	Mar. 31, 2014	Dec. 31, 2014	Nov. 14, 2013	Mar. 26, 2014	Jan. 31, 2014	Dec. 31, 2013
Third party capital investment				$ 2,500,000		$ 2,500,000
Percentage of common share price of financing			65.00%	65.00%		65.00%
Maximum convertible notes payable issuance	1,000,000	2,000,000	2,000,000			1,000,000
Qualified offering common stock			5,000,000
Maximum conversion pre money valuation			20,000,000
Percentage of exercise per share on price per common share			135.00%
Description of convertible notes	On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $4.50 per share.	On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million.
Percentage of price per common share on warrant to purchase two shares of common stock		135.00%
Debt instrument, interest rate, stated percentage	8.00%	8.00%	8.00%	8.00%
Beneficial conversion feature recorded as a debt discount				0	2,922,938	2,922,938	0
Percentage Of Price Per Common Share On Warrant To Purchase One Share Of Common Stock	150.00%
Amortization of Debt Discount (Premium)				0	3,356,000	3,356,000	19,312
Interest Paid				0	0	15,726	0
Fair Value Of Warrants				38,412		35,595
Debt Instrument, Face Amount				60,000		60,000	3,732,500
Maximum
Qualified financing		5,000,000
Minimum
Qualified financing		2,500,000
Convertible Notes Payable
Debt instrument, convertible, conversion price									$ 1.50
Debt conversion, converted instrument, amount								4,275,172	3,032,500
Beneficial conversion feature recorded as a debt discount									653,000
Marketable securities, equity securities, current, total									3,000,000
Debt instrument convertible number of common stock								3,111,126
Amortization of Debt Discount (Premium)									653,000
Convertible Notes Payable | Related Party
Qualified offering common stock										3,000,000
Debt instrument, interest rate, stated percentage										14.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 7.50			$ 7.50
Line of Credit Facility, Current Borrowing Capacity										250,000
Warrants To Options Issued Upon Purchase Of Common Stock								39,117
Notes Payable, Related Parties, Current						234,700
Interest Paid						12,895
Fair Value Of Warrants											76,062
Accrued Interest Payable To Related Parties						0
Warrant Exercisable Period						5 years
2013 Notes
Qualified financing				2,703,000
Debt instrument, interest rate, stated percentage												8.00%	8.00%
Marketable securities, equity securities, current, total												3,000,000	3,000,000
Common stock convertible conversion price												$ 1.26	$ 1.26
Investment option convertible conversion price												$ 1.26	$ 1.26
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 1.89	$ 1.89
Debt instrument convertible number of common stock								2,186,838
Debt Instrument, Face Amount												$ 2,703,000	$ 2,703,000
2010 Notes
Debt instrument, interest rate, stated percentage				8.00%		8.00%